STOCK-BASED COMPENSATION - Earn-Out Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Earn-Out Shares	$ 43,400
Weighted-Average Grant Date Fair Value
Stock-based compensation expense	$ 26,226	$ 346
Earn-Out Shares
Number of Shares
Granted (in shares)	7,653,215
Outstanding at end of period (in shares)	7,653,215
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)	$ 5.67
Outstanding at end of period (in dollars per share)	$ 5.67
Stock-based compensation expense	$ 16,700
Unrecognized compensation cost	$ 26,700
Period for recognition (in years)	1 year 4 months 24 days